Organization and Operations	12 Months Ended
Dec. 31, 2025
Organization and Operations
Organization and Operations

1. Organization and Operations

Canadian Solar Inc. (“CSI”) and its subsidiaries (collectively, the “Company”) is one of the world’s largest solar technology and renewable energy companies, a leading manufacturer of solar photovoltaic modules, a provider of battery energy storage solutions, and a developer of utility-scale solar power and battery energy storage projects. The Company is incorporated under the laws of Ontario, Canada and its shares are listed on NASDAQ under the symbol “CSIQ.”

On December 1, 2025, the Company announced a strategic initiative to resume direct oversight of its U.S. operations. The Company formed a new joint venture with its majority-owned subsidiary, CSI Solar Co., Ltd. (“CSI Solar”), by holding a 75.1% controlling stake in CS PowerTech Inc. (“CS PowerTech”), which operates U.S.-based manufacturing and sales of solar modules, solar cells and advanced energy storage systems.

Following the consummation of this strategic initiative, the Company’s business is organized into two segments:

●	Manufacturing, comprising CS PowerTech, which focuses on manufacturing and sales of solar products, battery energy storage products, and other power technology products for the U.S. market, and CSI Solar, which serves all other global markets; and

●	Recurrent Energy, which focuses on solar power and battery storage project development, asset sales, power services, and electricity revenue from its operating portfolio.

In 2020, the Company initiated the carve-out and initial public listing (“IPO”) of CSI Solar. In June 2023, CSI Solar completed its IPO on the Science and Technology Innovation Board (“STAR Market”) of the Shanghai Stock Exchange, raising net proceeds of RMB 6,628,683,000 ($927,897) after deducting offering expenses of RMB 277,929,000 ($38,995). In April 2024, CSI Solar launched a share repurchase program of RMB 500,000,000 up to RMB 1,000,000,000 ($70,416 up to $140,832) to reserve shares for future share-based awards. In 2025, 45,077,200 shares had been repurchased for RMB 500,608,600 ($71,222), reducing the non-controlling interest to 36.21%. As of December 31, 2025, the Company held 63.79% of the outstanding CSI Solar shares.

In January 2024, Canadian Solar Energy Group B.V. and Recurrent Energy B.V., subsidiaries of CSI, entered into a purchase and sale agreement with GRP IV UK Holdco Limited, managed by BlackRock’s climate infrastructure business, for the issuance of Series A preferred shares of Recurrent Energy B.V. Following initial and subsequent closings in May and September 2024, respectively, BlackRock’s total investment reached $500,000, before deducting issuance expenses of $17,756, and represented 20% of Recurrent Energy B.V. on a fully diluted, as-converted basis as determined immediately upon closing. See Note 26 for details.